RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2020
RESTRICTED NET ASSETS [Abstract]
RESTRICTED NET ASSETS
18.	RESTRICTED NET ASSETS

Certain of the Company’s subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets to the Company in accordance with the local laws and regulations.

Certain jurisdictions where the Company has subsidiaries or VIEs require those subsidiaries or VIEs to establish and fund statutory reserves, details of which are listed below:

Statutory reserve

The movement of statutory reserve during the years ended December 31, are as follows:

	December 31,
	2019 $	2020 $

At the beginning of the financial year	46	46
Transferred from retained earnings	–	2,317
At the end of the financial year	46	2,363

Taiwan

The subsidiary in Taiwan is required to set aside 10% of its profit after tax to legal reserve in accordance with Taiwanese regulations until the legal reserve amount equals to its total paid-up capital. In the event that the subsidiary incurred no loss, the portion of legal reserve exceeding 25% of the paid-up capital can be used for distribution to shareholders in the form of new shares or cash. As of December 31, 2018, 2019 and 2020, the subsidiary in Taiwan had an accumulated reserve of $33, $33 and $99, respectively.

Thailand

The Thailand regulations require that a private limited liability company shall allocate not less than 5% of its retained earnings to a legal reserve, until this account reaches an amount not less than 10% of the registered authorized capital. The legal reserve is not available for dividend distribution. As of December 31, 2018, 2019 and 2020, the subsidiary in Thailand had an accumulated reserve of $13, $13 and $13, respectively.

The PRC

The PRC subsidiaries of the Company are required to provide for certain statutory reserves, namely a general reserve, an enterprise expansion fund and a staff welfare and bonus fund. As of December 31, 2018, 2019 and 2020, the Company’s PRC subsidiary had an accumulated reserve of nil, nil and $2,251, respectively.

Indonesia

The Indonesian regulations require a limited liability company to reserve a certain amount from its net profit each year as a reserve fund until such fund amounts to at least 20% of its issued and paid-up capital. As of December 31, 2018, 2019 and 2020, the Company’s Indonesia subsidiaries have not appropriated any funds into the statutory reserve account.